Basis for Presentation (Details)	3 Months Ended											6 Months Ended			9 Months Ended	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Mar. 31, 2013 item	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Revenue recognition
Number of estimates, a change in which could have material effect on financial position or results of operations												1
Number of transportation systems service contracts, which contain annual system usage incentives												1
Net Income Per Share
Dilutive shares (in shares)	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,736,000	26,736,000	26,732,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,736,000	26,735,000	26,731,000
Performance-based RSUs
Net Income Per Share
Dilutive shares (in shares)												0
Restricted stock units
Net Income Per Share
Dilutive shares (in shares)	0											0